Advisory Research Strategic Income Fund (ADVNX)

Summary Prospectus	December 31, 2012

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and Statement of Additional Information (“SAI”) and other information about the Fund online at www.ARIFunds.com.  You may also obtain this information at no cost by calling 1-888-665-1414 or by sending an e-mail request from the Fund’s website at: www.ARIFunds.com/Contact. The Fund's Prospectus and SAI, both dated December 31, 2012, as each may be amended or supplemented, are incorporated by reference into this Summary Prospectus.

Investment Objective

The Advisory Research Strategic Income Fund’s (the “Fund”) primary objective is to seek high current income.  The Fund’s secondary objective is long term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	$20
Overnight check delivery fee	$15
Retirement account fees (annual maintenance and full redemption requests)	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.70%
Distribution (Rule 12b-1) Fee	None
Other expenses1	0.25%
Acquired fund fees and expenses1	0.04%
Total annual fund operating expenses	0.99%
Fee waiver and/or expense reimbursements2	(0.05%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements2	0.94%

1	“Other expenses” and “acquired fund fees and expenses” have been estimated for the current fiscal year.
2
The Fund’s advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.90% of the average daily net assets of the Fund.  This agreement is in effect until February 28, 2014, and may be terminated before that date only by the Trust’s Board of Trustees.  The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years
$96	$310

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Principal Investment Strategies

The Fund pursues its investment objectives primarily by investing in preferred securities and other income producing securities, including convertible securities, debt securities, common stocks, and securities of other investment companies.

Under normal market conditions, the Fund primarily invests (up to 80% of its total assets) in preferred securities, but the Fund’s advisor retains broad discretion to allocate the Fund’s investments across various asset classes.  Preferred securities in which the Fund may invest include traditional straight and convertible preferreds, and hybrid preferreds (i.e. preferred securities issued by trusts or other special purpose entities established by operating companies).  From time to time, the Fund may have a significant portion of its assets in one or more market sectors such as the finance sector.

The Fund may invest in debt securities of any maturity.  Debt securities in which the Fund may invest include U.S. Treasury and U.S. government agency securities, investment grade corporate debt instruments, and investment grade municipal bonds.  Investment grade securities are those rated at the time of acquisition Baa3 or higher by Moody's Investors Service, Inc. ("Moody's"), or BBB- or higher by Standard & Poor's, a division of McGraw Hill Companies Inc. (“S&P”), or Fitch Ratings Ltd. (“Fitch”) or, if unrated by S&P, Moody's or Fitch, determined by the Fund’s advisor to be of comparable quality.  The Fund may also invest, to a limited extent, in below investment grade securities.  Below investment grade securities are also known as “high yield” or “junk” securities.

The Fund may write (sell) covered call options on securities the Fund holds in its portfolio.

The Fund may invest up to 20% of its assets in securities of non-U.S. issuers.  The Fund’s investments in foreign securities include non-U.S. dollar denominated securities traded outside of the United States, U.S. dollar denominated securities of foreign issuers traded in the United States and American Depository Receipts (“ADRs”).  ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

The Fund’s advisor seeks to identify securities which it believes offer significantly higher yields than U.S. treasury securities of comparable maturity, while preserving good overall credit quality.  The advisor selects preferred securities based upon a review of yield characteristics, call provisions, credit quality and ratings, and ability to continue paying dividends. In evaluating and selecting debt securities, the advisor balances various factors, including increased yield as compared to U.S. treasuries, maturity, call provisions and credit quality.  The advisor selects common stocks based on the company’s business and financial strength and dividend history and policy, as well as ability to potentially grow dividend distributions. The advisor selects closed-end funds based upon a review of yield, price relative to net asset value, composition of the underlying portfolio, and the nature of the distributions.  The Fund will generally sell a security if its full valuation is realized, if better opportunities are identified, if news alters the advisor’s investment thesis, or if the Fund requires cash to meet redemption requests.

Principal Risks of Investing

Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund.

•	Investment Risk: An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

•
Preferred Securities Risk: Preferred securities represent equity interests in a company that generally entitle the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.  Preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities and are sensitive to changes in the issuer’s credit worthiness and to changes in interest rates, and may decline in value if interest rise.  In addition, preferred securities often have features that can adversely affect their returns, including the following:

-Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

-Preferred securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity.

-An issuer may be able to exercise an option to redeem its preferred securities at par earlier than scheduled.  Certain preferred securities, for example, have redemption features that are triggered by changes in U.S. federal income tax or securities laws.

•
Convertible Securities Risk:  The value of a convertible security may be affected by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer, the ability of the issuer to repay principal and to make interest payment and other factors also may have an effect on a convertible security’s investment value.

•
Debt Securities Risk:  Prices of debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt security prices and, accordingly, the Fund’s returns and share price (“interest rate risk”).  In addition, debt securities may be subject to “call” or “extension” risk.  Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.  Extension risk occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated, causing the value of those securities held by the Fund to fall.

•
Credit Risk:  An issuer of a debt security or a counterparty could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation.

•
Below Investment Grade Risk:  Debt securities rated below investment grade (often called “junk bonds”) involve greater risk of default; downgrade or price declines are more volatile than investment grade securities.  Companies issuing high yield, fixed-income securities are less financially strong, are more likely to encounter financial difficulties and are more vulnerable to changes in the economy than those companies with higher credit ratings.

•
Common Stock Risk:  The value of common stocks held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.  Also, the price of common stock is sensitive to general movements in the stock market.  A drop in the stock market may depress the price of common stock held by the Fund.

•
Foreign Investment Risk: The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments or changes in the regulatory environment of foreign countries could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. In addition, foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.  The Fund’s investments in ADRs are also subject to these risks.

•
Currency Risk: Investments in financial instruments related to or denominated in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

•
Covered Call Options Risk: The Fund may write (sell) covered call options on securities the Fund holds in its portfolio.  This strategy is designed to generate additional gains from option premiums, but also results in certain risks.  With respect to portfolio holdings on which the Fund has written a covered call option, the Fund will forgo the opportunity to benefit from potential increases in the value of that security, but will continue to bear the risk of declines in the value of the security.

•
Finance Sector Risk:  From time to time, the Fund may invest a significant amount of its total assets in the finance sector, which may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies which impact interest rates and currencies and affect corporate funding and international trade.

•
Management Risk: The Fund’s portfolio is actively managed. The Fund’s advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will result in an increase in the value of your investment or in overall performance equal to other investments.

•
Value Stock Risk:  Value stocks involve the risk that the value of the security will not be recognized for an unexpectedly long period of time or that the security is not undervalued but is appropriately priced.  The Fund’s focus on value investing may cause the Fund to underperform when growth investing is in favor.

Performance

The bar chart and the performance table below provide some indication of some of the risks of investing in the Fund.

The Fund intends to commence operations and offer shares of the Fund for public sale on or about December 31, 2012, after the conversion of a limited partnership account, Advisory Research Value Income Fund, L.P., which commenced operations on June 30, 2003, (the "Predecessor Account"), into shares of the Fund.  Information in the bar chart and the performance table below prior to December 31, 2012 are for the Predecessor Account. The Fund’s objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account.  The returns for the Predecessor Account reflect its performance prior to conversion into the Fund.  The Predecessor Account was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account's performance may have been adversely affected. The performance results of the Fund's shares will be reported once the Fund has been in operation for at least one complete calendar year.  Past performance before and after taxes, does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.ARIFunds.com.

The table shows the Predecessor Account’s average annual total returns for the periods ending December 31, 2011. The table also shows how the Predecessor Account’s performance compares with the returns on an index comprised of companies similar to those held by the Predecessor Account and to be held by the Fund.

This bar chart shows the performance of the Predecessor Account based on a calendar year.

Calendar-Year Total Returns

For the period from January 1, 2012, through September 30, 2012, the Predecessor Account returned 8.44%.

During the period of time shown in the bar chart, the highest return for a calendar quarter was 15.06% (quarter ended 6/30/2009) and the lowest return for a calendar quarter was –18.62% (quarter ended 9/30/2008).

Average Annual Total Returns as of December 31, 2011
	One Year	Five Years	Since Inception (6/30/2003)
Return Before Taxes	6.83%	0.93%	3.72%
Return After Taxes on Distributions*	N/A	N/A	N/A
Return After Taxes on Distributions and Sale of Fund Shares*	N/A	N/A	N/A
Merrill Lynch US Preferred Fixed Rate Index (reflects no deduction for fees, expenses or taxes)	4.11%	-1.19%	1.20%

*
After-tax returns cannot be calculated for periods at least before the Fund’s registration as a mutual fund and are therefore unavailable until the Fund has been in operation for one complete calendar year.

Investment Advisor

Advisory Research, Inc. (“ARI” or the “Advisor”)

Portfolio Managers

Brien M. O’Brien, James M. Langer and Bruce M. Zessar have served as the portfolio managers of the Fund since its inception.

Purchase and Sale of Fund Shares

To purchase shares of the Fund, you must invest at least the minimum amount.

Minimum Investments	To Open Your Account	To Add to Your Account
Direct Regular Accounts	$2,500	$500
Traditional and Roth IRA Accounts	$2,500	$500
Automatic Investment Plan	$2,500	$100
Gift Account For Minors	$2,500	$500

Fund shares are redeemable on any business day by written request or by telephone.

Tax Information

The Fund’s distributions are generally taxable, and will ordinarily be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Shareholders investing through tax-deferred accounts may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.